Overview of consolidated entities	12 Months Ended
Dec. 31, 2017
Overview of consolidated entites [abstract]
Disclosure of interests in subsidiaries [text block]
28	Overview of consolidated entities

Name	Country of incorporation	% equity interest
		2017	2016	2015
Materialise NV	Belgium	100%	100%	100%
Materialise France SAS	France	100%	100%	100%
Materialise GmbH	Germany	100%	100%	100%
Materialise Japan K.K.	Japan	100%	100%	100%
Materialise Czech Republic SRO	Czech Republic	100%	100%	100%
Materialise USA, LLC	United States	99%	99%	99%
Materialise UK Limited	United Kingdom	100%	100%	100%
OBL SAS	France	100%	100%	100%
Materialise Austria GmbH	Austria	100%	100%	100%
Mobelife NV (liquidated)	Belgium	—	—	100.0%
Marcam (merged with Materialise GmbH)	Germany	—	—	100%
Materialise Malaysia SDN. Bhd.	Malaysia	100%	100%	100.0%
Materialise Ukraine LLC	Ukraine	100%	100%	100%
RapidFit NV	Belgium	83%	83%	83.3%
RapidFit, LLC (liquidated)	United States	—	83%	83%
Meridian Technique Limited	United Kingdom	100%	100%	100.0%
OrthoView, LLC (liquidated)	United States	—	100%	100%
OrthoView Holdings Limited	United Kingdom	100%	100%	100.0%
Meridian (Corporate Trustee) Limited	United Kingdom	100%	100%	100%
OrthoView Limited	United Kingdom	100%	100%	100.0%
Materialise SA	Poland	100%	100%	100%
Materialise Colombia SAS	Colombia	100%	100%	100.0%
RSPRINT powered by Materialise NV (joint venture)	Belgium	50%	50%	50%
Materialise Shanghai Co.Ltd	China	100%	100%	100.0%
Cenat bvba (merged with Materialise NV)	Belgium	—	—	100%
Mat Metal bvba (liquidated)	Belgium	—	—	100.0%
Elbimmo NV (merged with Materialise NV)	Belgium	—	—	100%
Rapidfit Holding LLC (liquidated)	United States	—	—	100.0%
Materialise Australia PTY Ltd	Australia	100%	100%	—
Materialise S.R.L.	Italy	100%	100%	—
ACTech GmbH	Germany	100%	—	—
ACTech Holding GmbH	Germany	100%	—	—
ACTech, Inc	United States	100%	—	—